DEFERRED INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED INCOME

NOTE 13: DEFERRED INCOME

As of June 30, 2024 and December 31, 2023, deferred income was $1,263,353 and $1,355,552, respectively. The Company recognized $156,582 and $170,164, respectively of government grants for the six months ended June 30, 2024 and 2023. Asset-based grants were $68,437 and $127,765, respectively for the six months ended June 30, 2024 and 2023. Income-based grants were $88,145 and $42,399, respectively for the six months ended June 30, 2024 and 2023.

NOTE 15: DEFERRED INCOME

As of December 31, 2023 and 2022, deferred income was $1,355,552 and $1,568,398, respectively. The Company recognized $286,095 and $696,716, respectively of government grants for the year ended December 31, 2023 and 2022, which consisted of and $232,142 of asset-based and $53,953 of income-based grants for the year ended December 31, 2023, $169,238 of asset-based grants and $527,478 of income-based grants for the year ended December 31, 2022.